Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,604	$ 942	$ 3,935	$ 2,146	$ 1,109
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years		10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years		3 years